Exhibit 99.1

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

Collection Period Start	1-Aug-25	Distribution Date	15-Sep-25
Collection Period End	31-Aug-25	30/360 Days	30
Beg. of Interest Period	15-Aug-25	Actual/360 Days	31
End of Interest Period	15-Sep-25

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,125,500,324.86	1,111,652,983.47	1,098,070,234.67	0.9756285
Total Securities		1,125,500,324.86	1,111,652,983.47	1,098,070,234.67	0.9756285
Class A-1 Notes	4.467000%	91,900,000.00	78,052,658.61	64,469,909.81	0.7015224
Class A-2a Notes	4.440000%	207,600,000.00	207,600,000.00	207,600,000.00	1.0000000
Class A-2b Notes	4.812700%	180,000,000.00	180,000,000.00	180,000,000.00	1.0000000
Class A-3 Notes	4.320000%	387,600,000.00	387,600,000.00	387,600,000.00	1.0000000
Class A-4 Notes	4.350000%	61,430,000.00	61,430,000.00	61,430,000.00	1.0000000
Class B Notes	4.560000%	33,770,000.00	33,770,000.00	33,770,000.00	1.0000000
Class C Notes	4.810000%	37,700,000.00	37,700,000.00	37,700,000.00	1.0000000
Certificates	0.000000%	125,500,324.86	125,500,324.86	125,500,324.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	13,582,748.80	300,236.06	147.7992252	3.2669865
Class A-2a Notes	0.00	768,120.00	0.0000000	3.7000000
Class A-2b Notes	0.00	745,968.50	0.0000000	4.1442694
Class A-3 Notes	0.00	1,395,360.00	0.0000000	3.6000000
Class A-4 Notes	0.00	222,683.75	0.0000000	3.6250000
Class B Notes	0.00	128,326.00	0.0000000	3.8000000
Class C Notes	0.00	151,114.17	0.0000000	4.0083334
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	13,582,748.80	3,711,808.48

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					10,704,027.97
Monthly Interest					8,429,868.09

Total Monthly Payments					19,133,896.06
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					656,424.59
Aggregate Sales Proceeds Advance					321,650.16

Total Advances					978,074.75
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					2,780,436.93
Excess Wear and Tear and Excess Mileage					1,689.32
Remaining Payoffs					0.00
Net Insurance Proceeds					956,104.69
Residual Value Surplus					23,816.11

Total Collections					23,874,017.86

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		235,000.00			10
Involuntary Repossession		—			—
Voluntary Repossession		140,958.00			7
Full Termination		—			—
Bankruptcty		—			—
Insurance Payoff			945,071.41		35
Customer Payoff				69,014.88	3
Grounding Dealer Payoff				2,291,253.37	60
Dealer Purchase				—	—

Total		375,958.00	945,071.41	2,360,268.25	115

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	40,372	1,381,894,993.87	10.00000%	1,111,652,983.47
Total Depreciation Received		(13,434,708.69)		(10,239,242.32)
Principal Amount of Gross Losses	(40)	(1,245,324.75)		(1,018,650.83)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(5)	(170,728.22)		(132,638.81)
Scheduled Terminations	(77)	(2,675,440.39)		(2,192,216.84)

Pool Balance - End of Period	40,250	1,364,368,791.82		1,098,070,234.67
Remaining Pool Balance
Lease Payment				458,171,011.79
Residual Value				639,899,222.88

Total				1,098,070,234.67

III. DISTRIBUTIONS

Total Collections	23,874,017.86
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	23,874,017.86
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	443,531.51
3. Reimbursement of Sales Proceeds Advance	123,036.36
4. Servicing Fee:
Servicing Fee Due	926,377.49
Servicing Fee Paid	926,377.49
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	1,492,945.36

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	300,236.06
Class A-1 Notes Monthly Interest Paid	300,236.06
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	768,120.00
Class A-2a Notes Monthly Interest Paid	768,120.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	745,968.50
Class A-2b Notes Monthly Interest Paid	745,968.50
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	1,395,360.00
Class A-3 Notes Monthly Interest Paid	1,395,360.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	222,683.75
Class A-4 Notes Monthly Interest Paid	222,683.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	128,326.00
Class B Notes Monthly Interest Paid	128,326.00
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	151,114.17
Class C Notes Monthly Interest Paid	151,114.17
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,711,808.48
Total Note and Certificate Monthly Interest Paid	3,711,808.48
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	18,669,264.02
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	13,582,748.80
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	13,582,748.80
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	5,086,515.22

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	4,502,001.30
Required Reserve Account Amount	7,315,752.11
Beginning Reserve Account Balance	7,315,752.11
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	7,315,752.11
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	5,086,515.22
Gross Reserve Account Balance	12,402,267.33
Remaining Available Collections Released to Seller	5,086,515.22
Total Ending Reserve Account Balance	7,315,752.11

NISSAN AUTO LEASE TRUST 2025-B

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			26.81
Monthly Prepayment Speed			35%
Lifetime Prepayment Speed			37%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,097,062.69
Securitization Value of Defaulted Receivables and Casualty Receivables		1,018,650.83	40
Aggregate Defaulted and Casualty Gain (Loss)		78,411.86
Pool Balance at Beginning of Collection Period		1,111,652,983.47
Net Loss Ratio
Current Collection Period		0.0071%
Preceding Collection Period		0.0029%
Second Preceding Collection Period		0.0000%
Third Preceding Collection Period		0.0000%
Cumulative Net Losses for all Periods		-0.0099%	(111,251.25)

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.49%	5,392,723.07	184
61-90 Days Delinquent	0.12%	1,285,574.16	47
91-120 Days Delinquent	0.01%	109,173.39	2
More than 120 Days	0.00%	0.00	0

Total Delinquent Receivables:	0.61%	6,787,470.62	233

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.13%	0.12%
Preceding Collection Period		0.01%	0.00%
Second Preceding Collection Period		0.00%	0.00%
Third Preceding Collection Period		0.00%	0.00%
60 Day Delinquent Receivables		1,594,046.64
Delinquency Percentage		0.14%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		235,000.00	10
Securitization Value		216,442.43	10

Aggregate Residual Value Surplus (Loss)		18,557.57

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		257,822.00	11
Cumulative Securitization Value		237,517.85	11

Cumulative Residual Value Surplus (Loss)		20,304.15

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			127,958.90
Reimbursement of Outstanding Advance			123,036.36
Additional Advances for current period			321,650.16

Ending Balance of Residual Advance			326,572.70

Beginning Balance of Payment Advance			1,325,885.02
Reimbursement of Outstanding Payment Advance			443,531.51
Additional Payment Advances for current period			656,424.59

Ending Balance of Payment Advance			1,538,778.10

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO